Consolidated statement of comprehensive income - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Consolidated statement of comprehensive income
Consolidated net income	$ 2,804	$ 3,140	$ 3,634	$ 5,944	$ 6,283
Other comprehensive income
Actuarial gains and losses	(223)	164	42	(59)	67
Change in fair value of investments in equity instruments	74	33	(2)	107	5
Tax effect	59	(45)	(20)	14	(18)
Currency translation adjustment generated by the parent company	1,057	(1,531)	(4,761)	(474)	(2,630)
Items not potentially reclassifiable to profit and loss	967	(1,379)	(4,741)	(412)	(2,576)
Currency translation adjustment	(619)	806	1,330	187	968
Cash flow hedge	(246)	(127)	77	(373)	255
Variation of foreign currency basis spread	43	11	2	54	(27)
Share of other comprehensive income of equity affiliates, net amount	(135)	388	36	253	(132)
Other	1	1	(2)	2	(2)
Tax effect	69	38	(27)	107	(75)
Items potentially reclassifiable to profit and loss	(887)	1,117	1,416	230	987
Total other comprehensive income (net amount)	80	(262)	(3,325)	(182)	(1,589)
Comprehensive income	2,884	2,878	309	5,762	4,694
Group share	2,797	2,840	450	5,637	4,806
Non-controlling interests	$ 87	$ 38	$ (141)	$ 125	$ (112)